RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13 RELATED PARTY TRANSACTIONS

During the six months ended 30 June 2024, the Group completed an off market repurchase of 102m ordinary shares for around £315m from Pfizer. The share buyback was made pursuant to the terms of a share purchase deed between Haleon and Pfizer which was approved by Haleon’s shareholders at its AGM in 2023.

Other than the share buyback transaction, there were no new related party transactions and no changes to those described in the Annual Report and Form 20-F 2023 that have or could have materially affected the financial position or performance of the Group in the six months to 30 June 2024.